STOCKHOLDERS' DEFICIT (Common Stock) (Details)				1 Months Ended											6 Months Ended		12 Months Ended			18 Months Ended
	Feb. 12, 2015 $ / shares	Jul. 11, 2013 $ / shares shares	Feb. 01, 2013 $ / shares	Oct. 31, 2015 USD ($) shares	Aug. 31, 2015 USD ($) $ / shares shares	Jul. 31, 2015 USD ($) shares	Jul. 30, 2015 USD ($) shares	Jun. 30, 2015 USD ($) shares	Feb. 28, 2015 USD ($) $ / shares shares	Jul. 31, 2014 USD ($) shares	Apr. 30, 2014 USD ($) $ / shares shares	Aug. 31, 2013 USD ($) $ / shares shares	Jul. 31, 2013 USD ($) $ / shares shares	Jan. 31, 2012 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 USD ($) shares	Jun. 30, 2013 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Aug. 12, 2015 USD ($)	Mar. 31, 2015 $ / shares shares	Jan. 23, 2015 $ / shares shares
Class of Stock [Line Items]
Common stock issued for cash in connection with stock purchase agreement															$ 199,120			$ 570,000
Proceeds from issuance of common stock															110,000		$ 150,755	2,131,527
Common stock issued for cash															$ 110,000		150,755	2,131,527
Gain (loss) on conversion of interest																	(12,841)	201,175
Proceeds from exercise of warrants																	2,305,000	1,705,000
Proceeds from exercise of stock options																		18,200
Stock Issued During Period, Value, Conversion of Convertible Securities																		$ 82,132
Common stock issued for services															$ 9,953		1,674
Common stock issued upon in exchange for fixed assets																	$ 16,000
Private Placement [Member]
Class of Stock [Line Items]
Number of accredited investors																	4	6
Common stock and warrants issued for cash, shares | shares																	6,340,754	2,575,579
Class of Warrant or Right, Expiration Period																	2 years
Number of shares callable by warrants | shares								3,170,378									3,170,378	1,258,378
Proceeds from the sale of stock and warrants through private placements																	$ 2,305,000	$ 1,705,000
Common Stock [Member]
Class of Stock [Line Items]
Proceeds from exercise of warrants												$ 25,000
Exercise price of shares called by warrants | $ / shares												$ 1.25
Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock																	$ 150,755	$ 2,131,527		$ 110,000
Common stock issued for cash, shares | shares																	407,445	3,352,726		290,437
Number of accredited investors																	5	15		2
Lincoln Park Capital Fund, LLC. [Member]
Class of Stock [Line Items]
Common stock issued for cash in connection with stock purchase agreement					$ 189,213
Proceeds from issuance of common stock															$ 199,120
Shares of stock issued as a commitment fee | shares															7,797
Common stock issued					10,000,000																$ 10,000,000
Common stock issued for cash, shares | shares															457,797
Lincoln Park Capital Fund, LLC. [Member] | Common Stock [Member] | Common Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock per agreement					$ 10,000,000
Common stock issued for cash in connection with stock purchase agreement														$ 100,000				$ 570,000	$ 810,003
Common stock issued for cash in connection with stock purchase agreement, shares | shares					291,097									316,667				577,428	1,333,820
Number of shares registered | shares														4,400,000
Proceeds from issuance of common stock					$ 10,000,000
Shares of stock issued as a commitment fee | shares																			150,000
Lincoln Park Capital Fund, LLC. [Member] | Scenario, Plan [Member] | Common Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock per agreement														$ 5,000,000
Maximum proceeds from issuance of common stock per sale														500,000
Proceeds from issuance of common stock														$ 4,900,000
Pro-rata shares issued | shares								450,000									450,000
Chief Executive Officer [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock																		$ 925,000
Common stock issued for cash, shares | shares																		1,434,060
Options Issued to Directors [Member]
Class of Stock [Line Items]
Number of shares callable by warrants | shares																		100,000
Proceeds from the sale of stock and warrants through private placements																		$ 150,000
Exercise of stock options, shares | shares													20,000
Proceeds from exercise of stock options													$ 18,200
Exercise price | $ / shares													$ 0.91
Options Issued to Directors [Member] | Private Placement [Member]
Class of Stock [Line Items]
Common stock and warrants issued for cash, shares | shares																		200,000
Options Issued to Directors [Member] | Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock																	$ 21,505
Common stock issued for cash, shares | shares																	110,000
Chief Operating Officer [Member]
Class of Stock [Line Items]
Common stock issued upon in exchange for fixed assets, shares | shares								21,918
Common stock issued upon in exchange for fixed assets								$ 16,000
Chief Operating Officer [Member] | Private Placement [Member]
Class of Stock [Line Items]
Common stock and warrants issued for cash, shares | shares																	3,521,369	1,817,932
Number of shares callable by warrants | shares								1,760,685									1,760,685	908,966
Proceeds from the sale of stock and warrants through private placements																	$ 1,375,000	$ 1,125,000
Consultant [Member]
Class of Stock [Line Items]
Common stock issued for services, shares | shares																	6,230
Common stock issued for services																	$ 1,674
Accredited Investors [Member] | Private Placement [Member]
Class of Stock [Line Items]
Common stock issued for cash							$ 12,659
Common stock issued for cash, shares | shares							10,000
Consultant Service [Member]
Class of Stock [Line Items]
Common stock issued for services, shares | shares				4,063	2,014
Common stock issued for services				$ 2,745	$ 1,208
Former Executive Chairman and Director [Member]
Class of Stock [Line Items]
Common stock issued for services, shares | shares					200,000
Equity issuance, price per share | $ / shares					$ 0.68
Investor Relation Services [Member]
Class of Stock [Line Items]
Common stock issued for services, shares | shares															12,235
Common stock issued for services															$ 6,000
Minimum [Member] | Investor Relation Services [Member]
Class of Stock [Line Items]
Equity issuance, price per share | $ / shares															$ 0.35					$ 0.35
Maximum [Member] | Investor Relation Services [Member]
Class of Stock [Line Items]
Equity issuance, price per share | $ / shares															$ 0.60					$ 0.60
Convertible Debt [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock issued for interest, shares | shares													8,880
Accrued interest													$ 4,440
Convertible Debt [Member] | Chief Operating Officer [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock issued for interest, shares | shares						101,352			428,032	107,143	428,032
Common stock issued for interest						$ 75,000
Accrued interest						75,000			$ 149,811	$ 75,000	$ 149,811
Debt instrument, maturity date											Feb. 01, 2014
Gain (loss) on conversion of interest									$ 12,841		$ 201,175
Conversion price | $ / shares									$ 0.35		$ 0.35
Fair market value, price per share | $ / shares									$ 0.32		$ 0.82
Stock Issued During Period, Value, Conversion of Convertible Securities									$ 136,970
Convertible Note Payable Dated February 2013 [Member] | President and Principal Shareholder [Member]
Class of Stock [Line Items]
Accrued interest									$ 149,811						$ 137,088					$ 137,088
Debt instrument, maturity date	Dec. 31, 2020		Dec. 31, 2016
Conversion price | $ / shares			$ 0.35
Fair market value, price per share | $ / shares									$ 0.32
Convertible Note Payable Dated July 2013 [Member] | President and Principal Shareholder [Member]
Class of Stock [Line Items]
Number of shares callable by warrants | shares		500,000
Accrued interest						$ 75,000		$ 75,000							$ 37,500		$ 75,000			$ 37,500
Debt instrument, maturity date	Dec. 31, 2020	Jul. 10, 2018
Conversion price | $ / shares	$ 0.35	$ 1.00
Exercise price of shares called by warrants | $ / shares		$ 1.30
Convertible note conversions, shares | shares						101,352
Warrant [Member]
Class of Stock [Line Items]
Number of shares callable by warrants | shares																							100,000
Exercised warrants | shares																		20,000
Common stock issued upon exercise of warrants, shares | shares												20,000
Proceeds from exercise of warrants												$ 25,000
Exercise price of shares called by warrants | $ / shares												$ 1.25											$ 0.27
Warrant [Member] | Consultant [Member]
Class of Stock [Line Items]
Number of shares callable by warrants | shares								470,000									470,000					10,000
Exercise price of shares called by warrants | $ / shares																						$ 0.25